Shareholders' equity - Dividend (Details)	Jul. 25, 2018 € / shares	Jun. 28, 2018 € / shares shares	Jun. 01, 2018 dividend € / shares	Apr. 25, 2018 € / shares	Apr. 09, 2018 € / shares	Jan. 11, 2018 € / shares	Oct. 12, 2017 € / shares
Dividend
Dividend approved for the 2017 fiscal year (in Euros per share)			€ 2.48
Number of quarterly interim dividends already paid for fiscal year 2017 | dividend			3
Dividend paid (in Euros per share)		€ 0.62			€ 0.62	€ 0.62	€ 0.62
Number of trading days to determine stock dividend price			20 days
Share price for dividend paid in shares (in Euros per share)		€ 52.03
Number of shares issued in lieu of cash dividend | shares		5,798,335
Dividend decided by Board of Directors (in Euros per share)	€ 0.64			€ 0.64